Acquisitions (Details Narrative) - USD ($)				1 Months Ended	12 Months Ended
	Jul. 29, 2019	Jan. 07, 2019	Jan. 04, 2019	Mar. 31, 2019	May 31, 2020
The Simplicity Esports, LLC [Member]
Business Acquisition [Line Items]
Number of share issued		700,000	300,000	2,000,000
Business combination, consideration					$ 6,090,000
Revenue					38,000
Net income (loss)					$ 400,000
The Simplicity Esports, LLC [Member] | Restricted Stock [Member]
Business Acquisition [Line Items]
Number of share issued					3,000,000
Business combination, consideration					$ 6,090,000
PLAYLive Nation, Inc [Member]
Business Acquisition [Line Items]
Number of share issued	750,000
Business combination, consideration					1,440,000
Revenue					442,000
Net income (loss)					$ 72,000
PLAYLive Nation, Inc [Member] | Restricted Stock [Member]
Business Acquisition [Line Items]
Number of share issued					750,000
Business combination, consideration					$ 1,440,000